Summary of Significant Accounting Policies - Schedule of effect of the financial statement adjustments related to the restatement of cash flows (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Value of Class A common stock subject to possible redemption	$ 0	$ 0
As Reported [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Value of Class A common stock subject to possible redemption	294,328,910	294,092,540
Adjustment [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Value of Class A common stock subject to possible redemption	$ (294,328,910)	$ (294,092,540)